VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.9%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 305	$ 211
2.500%, 2/15/46	849	570
3.000%, 8/15/48	485	355
1.250%, 5/15/50	145	68
1.375%, 8/15/50	595	290
1.875%, 2/15/51	470	263
2.000%, 8/15/51	50	29
2.250%, 2/15/52	50	31
3.625%, 2/15/53	2,245	1,857
U.S. Treasury Notes
0.375%, 7/31/27	100	85
1.250%, 8/15/31	50	39
Total U.S. Government Securities (Identified Cost $5,116)		3,798

Municipal Bonds—1.8%
California—0.5%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	255	239
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	65	41
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	62
		342

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	175	155
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable Series B 5.020%, 3/1/48	90	77
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	7
New York—0.3%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	210	216
Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	70	53
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	19
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	55	40
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	25	23
		135

	Par Value	Value

Virginia—0.4%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	$ 135	$ 110
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	180	149
		259

Total Municipal Bonds (Identified Cost $1,421)		1,191

Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	65	6
United Mexican States 4.750%, 3/8/44	54	41
Total Foreign Government Securities (Identified Cost $105)		47

Mortgage-Backed Securities—9.5%
Agency—3.0%
Federal Home Loan Mortgage Corporation Pool #SD8309 6.000%, 3/1/53	253	249
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	1	1
Pool #835144 5.000%, 10/1/35	8	7
Pool #882224 6.000%, 9/1/36	—(2)	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	5	5
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	5	5
Pool #986012 5.500%, 6/1/38	2	2
Pool #991124 5.000%, 1/1/39	2	2
Pool #994322 6.000%, 1/1/39	2	2
Pool #994383 5.500%, 11/1/38	4	4
Pool #AA4418 4.500%, 3/1/39	3	3
Pool #AA4434 5.000%, 3/1/39	2	2
Pool #AA4436 6.000%, 3/1/39	3	3
Pool #FS4438 5.000%, 11/1/52	342	323
Pool #MA4785 5.000%, 10/1/52	774	731
Pool #MA4805 4.500%, 11/1/52	133	122
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #MA4980 6.000%, 4/1/53	$ 234	$ 231
Pool #MA5072 5.500%, 7/1/53	254	245
Government National Mortgage Association
Pool #385198 6.500%, 2/15/24	—(2)	—(2)
Pool #563381 6.500%, 11/15/31	5	5
		1,947

Non-Agency—6.5%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	38	35
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(3)	93	89
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	107
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	100	94
2020-SFR2, D 144A 3.282%, 7/17/37(3)	100	94
Angel Oak Mortgage Trust 2021-8, A1 144A 1.820%, 11/25/66(3)(4)	75	62
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	20	19
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	36	33
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.252%, 3/15/37(3)(4)	100	92
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	63	61
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.230%, 4/15/37(3)(4)	115	113
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.650%, 5/15/35(3)(4)	125	123
2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	80	66
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	21	19
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	27	24
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(3)(4)	195	183
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	70	65
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	32	31
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.360%, 5/15/36(3)(4)	100	100
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	50	42
	Par Value	Value

Non-Agency—continued
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.146%, 7/15/38(3)(4)	$ 204	$ 201
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	115	104
2021-SFR1, D 144A 2.189%, 8/17/38(3)	75	65
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	10	9
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	80	64
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.821%, 8/15/39(3)(4)	84	84
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	109	107
JPMorgan Chase Mortgage Trust 2017-5, A1 144A 3.542%, 10/26/48(3)(4)	19	18
MetLife Securitization Trust 2017-1A, M1 144A 3.451%, 4/25/55(3)(4)	100	82
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(4)	100	83
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	225	210
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	20	19
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	35	32
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	15	13
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	19	18
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	74	68
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	54	49
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	70	65
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	30	26
2022-NQM2, A1 144A 3.079%, 3/27/62(3)(4)	86	75
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	42	38
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	75	60
Preston Ridge Partners Mortgage LLC 2021-2, A1 144A 2.115%, 3/25/26(3)(4)	51	49
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(3)	100	88
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	18	15
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(3)(4)	3	3
2020-1, A1 144A 2.376%, 1/26/60(3)(4)	108	102
SG Residential Mortgage Trust 2021-1, A3 144A 1.560%, 7/25/61(3)(4)	32	24
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	$ 121	$ 118
2018-2, A2 144A 3.500%, 3/25/58(3)(4)	140	127
2018-6, A1A 144A 3.750%, 3/25/58(3)(4)	52	50
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	110	92
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	100	83
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	100	76
2023-1, A1 144A 3.750%, 1/25/63(3)	92	84
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	100	93
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	100	89
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	45	43
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	52	49
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(3)(4)	54	51
2020-1R, A2 144A 1.567%, 11/25/55(3)	25	22
		4,200

Total Mortgage-Backed Securities (Identified Cost $6,609)		6,147

Asset-Backed Securities—4.5%
Automobiles—2.3%
American Credit Acceptance Receivables Trust
2021-3, C 144A 0.980%, 11/15/27(3)	28	28
2022-1, D 144A 2.460%, 3/13/28(3)	55	52
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	85	81
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(3)	37	37
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(3)	25	25
Avis Budget Rental Car Funding AESOP LLC (AESOP) 2022-5A, A 144A 6.120%, 4/20/27(3)	42	42
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(3)	101	100
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	21	19
2023-N1, C 144A 5.920%, 7/10/29(3)	93	91
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(3)	59	58
	Par Value	Value

Automobiles—continued
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(3)	$ 51	$ 50
Exeter Automobile Receivables Trust 2023-2A, B 5.610%, 9/15/27	65	64
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(3)	79	78
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(3)	55	52
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(3)	72	70
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(3)	45	43
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(3)	50	49
2023-1A, B 144A 6.190%, 6/15/27(3)	49	49
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(3)	53	52
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(3)	59	58
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(3)	130	129
Santander Drive Auto Receivables Trust 2022-7, A2 5.810%, 1/15/26	37	37
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(3)	65	65
Tricolor Auto Securitization Trust 2023-1A, B 144A 6.840%, 11/16/26(3)	50	50
USASF Receivables LLC 2020-1A, C 144A 5.940%, 8/15/24(3)	36	36
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(3)	17	17
2023-1A, C 144A 5.740%, 8/15/28(3)	50	49
		1,481

Consumer Loans—0.1%
ACHV ABS Trust 2023-1PL, A 144A 6.420%, 3/18/30(3)	26	26
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(3)	79	78
		104

Credit Card—0.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	60	56
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	80	79
		135

Other—1.9%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(3)	57	54
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	82	74
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	73	64
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
Arm Master Trust LLC 2023-T1, A 144A 6.562%, 2/17/25(3)	$ 70	$ 70
BXG Receivables Note Trust
2017-A, A 144A 2.950%, 10/4/32(3)	25	24
2023-A, A 144A 5.770%, 11/15/38(3)	75	74
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	49	43
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(3)	50	50
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	90	82
Dext ABS LLC
2020-1, B 144A 1.920%, 11/15/27(3)	43	43
2023-1, A2 144A 5.990%, 3/15/32(3)	40	39
Foundation Finance Trust
2023-1A, A 144A 5.670%, 12/15/43(3)	72	70
2023-2A, A 144A 6.530%, 6/15/49(3)	74	74
Hilton Grand Vacations Trust 2022-2A, C 144A 5.570%, 1/25/37(3)	42	40
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	79	73
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(3)	37	34
2023-1A, B 144A 5.420%, 10/20/40(3)	72	70
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(3)	87	83
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	45	43
Octane Receivables Trust 2023-3A, B 144A 6.480%, 7/20/29(3)	62	62
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	21	20
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(3)	45	43
		1,229

Total Asset-Backed Securities (Identified Cost $3,037)		2,949

Corporate Bonds and Notes—13.1%
Communication Services—0.6%
AT&T, Inc. 5.400%, 2/15/34	75	70
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	60	50
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	45	28
Sprint Capital Corp. 8.750%, 3/15/32	55	64
T-Mobile USA, Inc. 3.875%, 4/15/30	55	49
Verizon Communications, Inc. 2.550%, 3/21/31	38	30
	Par Value	Value

Communication Services—continued
Vodafone Group plc 5.625%, 2/10/53	$ 105	$ 93
		384

Consumer Discretionary—0.5%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(3)	200	184
Clarios Global LP 144A 6.750%, 5/15/28(3)	5	5
Ford Motor Co.
3.250%, 2/12/32	26	20
4.750%, 1/15/43	15	11
MDC Holdings, Inc. 3.966%, 8/6/61	105	58
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(3)	45	45
		323

Consumer Staples—0.5%
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	55	48
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	25	24
BAT Capital Corp. 7.750%, 10/19/32	92	97
Church & Dwight Co., Inc. 5.000%, 6/15/52	95	84
Pilgrim’s Pride Corp. 6.250%, 7/1/33	53	50
		303

Energy—0.8%
BP Capital Markets plc 4.875% (5)	95	85
Civitas Resources, Inc. 144A 8.750%, 7/1/31(3)	30	31
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(3)	30	29
144A 6.544%, 11/15/53(3)	20	20
144A 6.714%, 8/15/63(3)	10	10
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	50	43
Enbridge, Inc. 7.625%, 1/15/83	80	76
Energy Transfer LP Series H 6.500% (5)	25	23
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	80	62
Kinder Morgan, Inc.
4.300%, 6/1/25	45	44
7.750%, 1/15/32	35	38
Occidental Petroleum Corp. 6.125%, 1/1/31	50	49
		510

Financials—5.0%
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.564%, 8/15/53(4)	80	79
American Express Co. 5.625%, 7/28/34	70	66
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	$ 80	$ 77
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	65	48
Bank of America Corp.
2.687%, 4/22/32	320	251
2.482%, 9/21/36	160	116
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	40	39
Series G 4.700%(5)	105	101
Blackstone Private Credit Fund 2.625%, 12/15/26	39	34
Blue Owl Credit Income Corp. 4.700%, 2/8/27	32	29
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	70	52
Brookfield Finance, Inc. 3.900%, 1/25/28	80	74
Capital One Financial Corp. 2.359%, 7/29/32	118	81
Charles Schwab Corp. (The)
6.136%, 8/24/34	35	34
Series H 4.000%(5)	70	49
Citadel LP 144A 4.875%, 1/15/27(3)	50	48
Citigroup, Inc.
3.980%, 3/20/30	195	175
6.270%, 11/17/33	70	70
Corebridge Financial, Inc. 6.875%, 12/15/52	85	81
Discover Financial Services 6.700%, 11/29/32	80	77
Fifth Third Bancorp 4.337%, 4/25/33	75	63
First American Financial Corp. 4.000%, 5/15/30	60	51
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	155	124
6.450%, 5/1/36	55	55
JPMorgan Chase & Co.
5.717%, 9/14/33	65	62
1.953%, 2/4/32	315	239
KeyCorp 4.789%, 6/1/33	45	38
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	25	22
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	30	25
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.628%, 4/20/67(4)	67	44
MetLife, Inc. Series G 3.850% (5)(6)	60	55
Morgan Stanley
5.948%, 1/19/38	65	61
6.375%, 7/24/42	160	166
MSCI, Inc. 144A 3.625%, 9/1/30(3)	62	52
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.541%, 4/30/43(4)	41	40
	Par Value	Value

Financials—continued
Northern Trust Corp.
3.375%, 5/8/32	$ 55	$ 49
6.125%, 11/2/32	25	25
OneMain Finance Corp. 6.875%, 3/15/25	55	55
Prudential Financial, Inc.
6.000%, 9/1/52	25	23
6.750%, 3/1/53	55	53
State Street Corp.
4.164%, 8/4/33	55	48
4.821%, 1/26/34	56	51
Synchrony Financial 3.700%, 8/4/26	45	41
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	55	46
Wells Fargo & Co.
4.897%, 7/25/33	105	95
Series BB 3.900%(5)	65	57
		3,221

Health Care—1.2%
Amgen, Inc.
5.250%, 3/2/33	31	30
5.650%, 3/2/53	26	24
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	32	29
3.700%, 3/15/32	25	21
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(3)(6)	155	128
CVS Health Corp. 5.875%, 6/1/53	69	64
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	110	92
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	100	99
HCA, Inc. 5.250%, 6/15/49	85	70
Illumina, Inc. 2.550%, 3/23/31	127	99
Royalty Pharma plc
2.150%, 9/2/31	35	26
3.350%, 9/2/51	40	23
Universal Health Services, Inc. 2.650%, 1/15/32	125	94
		799

Industrials—1.4%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(3)	96	92
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	90	84
Boeing Co. (The)
5.805%, 5/1/50	40	36
5.930%, 5/1/60	53	48
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(3)	85	70
Concentrix Corp. 6.650%, 8/2/26	35	35
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	95	76
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	$ 81	$ 76
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	61	51
Regal Rexnord Corp. 144A 6.400%, 4/15/33(3)	109	105
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	45	41
Sempra Global 144A 3.250%, 1/15/32(3)	93	73
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	34	33
Veralto Corp. 144A 5.450%, 9/18/33(3)	95	92
		912

Information Technology—0.8%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	25	24
144A 3.875%, 9/1/28(3)	35	31
144A 4.000%, 7/1/29(3)	55	49
Broadcom, Inc. 4.150%, 11/15/30	45	40
CDW LLC 3.569%, 12/1/31	61	50
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(3)	20	17
Dell International LLC 8.100%, 7/15/36	70	78
Kyndryl Holdings, Inc. 2.700%, 10/15/28	37	31
Leidos, Inc. 2.300%, 2/15/31	115	89
Oracle Corp.
6.250%, 11/9/32	25	25
5.550%, 2/6/53	40	35
3.850%, 4/1/60	30	19
		488

Materials—0.4%
ArcelorMittal S.A. 6.800%, 11/29/32	50	50
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	65	56
Celanese U.S. Holdings LLC 3.500%, 5/8/24	62	61
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	30	27
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	75	60
		254

Real Estate—0.7%
EPR Properties 4.750%, 12/15/26(6)	90	82
GLP Capital LP
5.750%, 6/1/28	100	96
3.250%, 1/15/32	6	5
Kite Realty Group Trust 4.750%, 9/15/30	70	62
MPT Operating Partnership LP
4.625%, 8/1/29	10	7
	Par Value	Value

Real Estate—continued
3.500%, 3/15/31	$ 30	$ 19
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	65	48
Service Properties Trust 4.500%, 3/15/25	55	51
VICI Properties LP
4.950%, 2/15/30	50	46
5.125%, 5/15/32	65	58
		474

Utilities—1.2%
Black Hills Corp. 6.150%, 5/15/34	60	59
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(3)	105	94
CMS Energy Corp. 4.750%, 6/1/50	60	51
Entergy Texas, Inc. 5.800%, 9/1/53	65	62
Exelon Corp. 5.600%, 3/15/53	105	96
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(3)	75	72
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(3)	50	49
NRG Energy, Inc. 144A 7.000%, 3/15/33(3)	85	82
Puget Energy, Inc.
2.379%, 6/15/28	89	76
4.224%, 3/15/32	42	36
Southern Co. (The) Series 21-A 3.750%, 9/15/51	94	82
Vistra Corp. 144A 8.000% (3)(5)	45	43
		802

Total Corporate Bonds and Notes (Identified Cost $9,328)		8,470

Leveraged Loans—1.2%
Aerospace—0.1%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.166%, 6/7/28(4)	31	31
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.798%, 6/21/27(4)	15	16
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.640%, 8/24/28(4)	21	21
		68

Chemicals—0.1%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.166%, 11/8/27(4)	68	68
Nouryon Finance B.V. (3 month LIBOR + 1.750%) 0.000%, 4/3/28(4)(7)	10	10
		78

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.694% - 7.698%, 2/11/28(4)	—(2)	—(2)
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—0.0%
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.692%, 10/5/28(4)	$ 25	$ 24
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(1)(8)	—(2)	—
		24

Financials—0.1%
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.931%, 7/29/30(4)	18	18
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.369%, 6/27/29(4)	5	5
GTCR W Merger Sub LLC Tranche B (3 month LIBOR + 1.750%) 0.000%, 9/20/30(4)(7)	15	15
		38

Food / Tobacco—0.1%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.668% - 11.750%, 5/16/29(4)	40	39
Hostess Brands LLC Tranche B (3 month Term SOFR + 2.500%) 7.890%, 6/21/30(4)	20	20
		59

Gaming / Leisure—0.1%
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.434%, 4/13/29(4)	50	50
Station Casinos LLC Tranche B-1 (1 month Term SOFR + 2.350%) 7.666%, 2/8/27(4)	19	19
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.369%, 4/29/26(4)	19	19
		88

Health Care—0.2%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 8.247%, 5/1/30(4)	40	40
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.681%, 9/29/28(4)	49	49
		89

Housing—0.0%
Standard Industries, Inc. (1 month Term SOFR + 2.614%) 7.938%, 9/22/28(4)	21	21
Information Technology—0.1%
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.681%, 9/21/28(4)	19	19
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 2.500%) 7.816%, 11/9/29(4)	15	15
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.166%, 1/31/30(4)	15	15
	Par Value	Value

Information Technology—continued
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.159%, 3/3/30(4)	$ 30	$ 30
		79

Manufacturing—0.0%
NCR Corp. (1 month Term SOFR + 2.614%) 7.931%, 8/28/26(4)	19	19
Media / Telecom - Cable/Wireless Video—0.1%
Cogeco Communications Finance USA LP Tranche B-1 (3 month LIBOR + 1.750%) 0.000%, 9/18/30(4)(7)	40	39
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.652%, 11/12/27(4)	25	24
		63

Media / Telecom - Wireless Communications—0.0%
SBA Senior Finance II LLC Tranche B (1 month Term SOFR + 1.750%) 7.070%, 4/11/25(4)	—(2)	—(2)
Service—0.1%
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.540%, 11/23/28(4)	50	49
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 8.731%, 3/28/25(4)	25	25
		74

Transportation - Automotive—0.1%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.066%, 5/6/30(4)	45	45
Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.181%, 8/1/25(4)	50	50
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.566%, 8/7/29(4)	10	10
		60

Total Leveraged Loans (Identified Cost $801)		805

	Shares
Preferred Stocks—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	30(9)	28
MetLife, Inc. Series D, 5.875%(6)	40(9)	38
Truist Financial Corp. Series Q, 5.100%	90(9)	77
		143

Total Preferred Stocks (Identified Cost $152)		143

See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Common Stocks—61.9%
Communication Services—5.6%
Adevinta ASA(10)	21,125	$ 209
Auto Trader Group plc	71,844	541
Baltic Classifieds Group plc	263,006	626
CTS Eventim AG & Co. KGaA	3,221	183
Dayamitra Telekomunikasi PT	6,944,000	306
Infrastrutture Wireless Italiane SpA	8,122	97
New Work SE	1,355	142
Rightmove plc	69,781	479
Trade Desk, Inc. (The) Class A(10)	13,117	1,025
		3,608

Consumer Discretionary—10.5%
Airbnb, Inc. Class A(10)	4,801	659
Allegro.eu S.A.(10)	39,036	288
Amazon.com, Inc.(10)	12,679	1,612
AutoZone, Inc.(10)	204	518
Home Depot, Inc. (The)	1,787	540
Marriott International, Inc. Class A	4,554	895
Max Stock Ltd.	50,758	95
MercadoLibre, Inc.(10)	429	544
Mercari, Inc.(10)	9,300	201
NIKE, Inc. Class B	7,773	743
Ross Stores, Inc.	5,048	570
Victorian Plumbing Group plc	148,790	160
		6,825

Consumer Staples—3.3%
Anhui Gujing Distillery Co., Ltd. Class B	8,800	147
Estee Lauder Cos., Inc. (The) Class A	2,316	335
Heineken Malaysia Bhd	56,000	290
McCormick & Co., Inc. Non-voting Shares	5,780	437
Monster Beverage Corp.(10)	12,301	652
PepsiCo, Inc.	1,469	249
		2,110

Energy—2.0%
Devon Energy Corp.	3,726	178
Hess Corp.	2,318	354
Pason Systems, Inc.	13,634	135
Pioneer Natural Resources Co.	1,545	355
Schlumberger N.V.	4,918	287
		1,309

Financials—7.7%
AJ Bell plc	87,594	293
Bank of America Corp.	9,531	261
Block, Inc. Class A(10)	6,849	303
FinecoBank Banca Fineco SpA	22,228	271
Gruppo MutuiOnline SpA	10,101	267
Hypoport SE(10)	1,031	140
Mortgage Advice Bureau Holdings Ltd.	33,989	222
Nordnet AB publ	7,041	93
Progressive Corp. (The)	5,164	719
S&P Global, Inc.	1,257	459
Visa, Inc. Class A	8,255	1,899
VNV Global AB(10)	17,779	27
		4,954

	Shares	Value

Health Care—5.5%
Danaher Corp.	2,755	$ 684
Eli Lilly & Co.	1,426	766
Haw Par Corp., Ltd.	58,000	418
IDEXX Laboratories, Inc.(10)	696	304
Mettler-Toledo International, Inc.(10)	234	259
Nakanishi, Inc.	2,100	49
Zoetis, Inc. Class A	6,105	1,062
		3,542

Industrials—8.3%
Benefit One, Inc.	25,300	183
CAE, Inc.(10)	12,403	290
Enento Group Oyj(10)	6,955	156
Equifax, Inc.	2,488	456
Fair Isaac Corp.(10)	1,023	889
Haitian International Holdings Ltd.	106,981	227
Howden Joinery Group plc	34,095	306
Knorr-Bremse AG	4,667	297
MEITEC Group Holdings, Inc.	15,000	271
MTU Aero Engines AG	1,393	253
Paycom Software, Inc.	3,946	1,023
S-1 Corp.	7,018	294
Uber Technologies, Inc.(10)	16,576	762
		5,407

Information Technology—16.0%
Accenture plc Class A	2,295	705
Alten S.A.	1,867	246
Amphenol Corp. Class A	14,226	1,195
BILL Holdings, Inc.(10)	5,896	640
Bouvet ASA	44,912	238
Brockhaus Technologies AG(10)	4,691	107
Cadence Design Systems, Inc.(10)	1,399	328
FDM Group Holdings plc	44,901	285
Gartner, Inc.(10)	924	317
MongoDB, Inc. Class A(10)	2,218	767
NVIDIA Corp.	7,148	3,109
Roper Technologies, Inc.	1,599	774
Shopify, Inc. Class A(10)	4,985	272
Snowflake, Inc. Class A(10)	3,464	529
Workday, Inc. Class A(10)	4,062	873
		10,385

Materials—1.3%
Corp. Moctezuma SAB de C.V.	76,431	294
Ecolab, Inc.	3,200	542
		836

Real Estate—1.7%
CoStar Group, Inc.(10)	9,671	744
Prologis, Inc.	3,176	356
		1,100

Total Common Stocks (Identified Cost $26,396)		40,076

See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(8)(10)	1,084	$ 1
Total Rights (Identified Cost $1)		1

Total Long-Term Investments—98.2% (Identified Cost $52,966)		63,627

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(11)(12)	307,916	308
Total Securities Lending Collateral (Identified Cost $308)		308

TOTAL INVESTMENTS—98.7% (Identified Cost $53,274)		$63,935
Other assets and liabilities, net—1.3%		845
NET ASSETS—100.0%		$64,780

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Amount is less than $500 (not in thousands).
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $8,599 or 13.3% of net assets.
(4)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
United Kingdom	5
Germany	2
Japan	1
Canada	1
Italy	1
Brazil	1
Other	5
Total	100%
† % of total investments as of September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$2,949	$—	$2,949	$—
Corporate Bonds and Notes	8,470	—	8,470	—
Foreign Government Securities	47	—	47	—
Leveraged Loans	805	—	805	—(1)
Mortgage-Backed Securities	6,147	—	6,147	—
Municipal Bonds	1,191	—	1,191	—
U.S. Government Securities	3,798	—	3,798	—
Equity Securities:
Common Stocks	40,076	40,076	—	—
Preferred Stocks	143	—	143	—
Rights	1	—	—	1
Securities Lending Collateral	308	308	—	—
Total Investments	$63,935	$40,384	$23,550	$1

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Series with an end of period value of $6 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Series’ Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.